Employee Benefit Plans - Summary of Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding at beginning of year	457,000	465,500
Granted	0	0
Exercised	0	0
Forfeited		(8,500)
Expired	(10,000)
Outstanding at end of year	447,000	457,000
Options exercisable at year end			447,000	457,000
Weighted-Average Exercise Price, Outstanding at beginning of year	$ 1.77	$ 2.08
Weighted-Average Exercise Price, Granted	0	0
Weighted-Average Exercise Price, Exercised	0	0
Weighted-Average Exercise Price, Forfeited		(18.47)
Weighted-Average Exercise Price, Expired	(14.00)
Weighted-Average Exercise Price, Outstanding at end of year	1.50	1.77
Weighted-Average Exercise Price, Options exercisable at year end	$ 1.50	$ 2.08	$ 1.50	$ 1.77